Investment Objectives and Goals	Apr. 30, 2025
T-REX 2X LONG GME DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG GME DAILY TARGET ETF
T-REX 2X LONG HOOD DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG HOOD DAILY TARGET ETF
T-REX 2X LONG DJT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG DJT DAILY TARGET ETF
T-REX 2X LONG MARA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG MARA DAILY TARGET ETF
T-REX 2X INVERSE MARA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE MARA DAILY TARGET ETF
T-REX 2X LONG RBLX DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG RBLX DAILY TARGET ETF
T-REX 2X INVERSE PLTR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE PLTR DAILY TARGET ETF
T-REX 2X LONG ARM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG ARM DAILY TARGET ETF
T-REX 2X LONG SHOP DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG SHOP DAILY TARGET ETF
T-REX 2X INVERSE SHOP DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE SHOP DAILY TARGET ETF
T-REX 2X INVERSE AMD DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE AMD DAILY TARGET ETF
T-REX 2X INVERSE BA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE BA DAILY TARGET ETF
T-REX 2X LONG SNOW DAILY TARGET ETFS
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG SNOW DAILY TARGET ETF
T-REX 2X INVERSE SNOW DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE SNOW DAILY TARGET ETF
T-REX 2X LONG AVGO DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG AVGO DAILY TARGET ETF
T-REX 2X INVERSE AVGO DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE AVGO DAILY TARGET ETF
T-REX 2X LONG PANW DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG PANW DAILY TARGET ETF
T-REX 2X INVERSE PANW DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE PANW DAILY TARGET ETF
T-REX 2X LONG TSM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG TSM DAILY TARGET ETF
T-REX 2X INVERSE TSM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE TSM DAILY TARGET ETF
T-REX 2X LONG SQ DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG SQ DAILY TARGET ETF
T-REX 2X INVERSE SQ DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE SQ DAILY TARGET ETF
T-REX 2X INVERSE COIN DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE COIN DAILY TARGET ETF
T-REX 2X LONG APPLE DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG APPLE DAILY TARGET ETF
T-REX 2X INVERSE APPLE DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE APPLE DAILY TARGET ETF
T-REX 2X LONG ALPHABET DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG ALPHABET DAILY TARGET ETF
T-REX 2X INVERSE ALPHABET DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE ALPHABET DAILY TARGET ETF
T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG MICROSOFT DAILY TARGET ETF
T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF